UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02809
                                   811-10095

Name of Fund:  BlackRock Value Opportunities Fund, Inc.
               Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Value Opportunities                                          BLACKROCK
Fund, Inc.

ANNUAL REPORT | MARCH 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    12
Fund Report of Independent Registered Public Accounting Firm .............    16
Fund Important Tax Information (Unaudited) ...............................    16
Master Portfolio Information .............................................    17
Master Financial Statements:
    Schedule of Investments ..............................................    18
    Statement of Assets and Liabilities ..................................    22
    Statement of Operations ..............................................    23
    Statements of Changes in Net Assets ..................................    24
Master Financial Highlights ..............................................    24
Master Notes to Financial Statements .....................................    25
Master Report of Independent Registered Public Accounting Firm ...........    28
Officers and Directors ...................................................    29
Additional Information ...................................................    33
Mutual Fund Family .......................................................    35


2        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                                     6-month    12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                          -12.46%    - 5.08%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -14.02     -13.00
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      -10.50     - 2.70
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 5.23     + 7.67
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.75     + 1.90
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 4.01     - 3.47
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund modestly underperformed its benchmark in a challenging 12-month period for equity markets. The investment environment was particularly challenging for small-cap and value-oriented investors.

      What factors influenced performance?

o Stock selection in information technology (IT) made the leading positive contribution. Fund investments in semiconductors & semiconductor equipment stocks delivered nicely positive returns, while comparable stocks in the Russell 2000 Index declined approximately 30%. Cree, Inc. and Actel Corp. were among the standout performers in this area.

o Stock selection and an overweight in the energy sector also proved advantageous. Top performers included Denbury Resources, Inc., Cabot Oil & Gas Corp. and Plains Exploration & Production Co. within the exploration & production category, and Dresser-Rand Group, Inc., Rowan Cos., Inc. and W-H Energy Services, Inc. within equipment & services.

o Stock selection in the health care sector detracted from results, led by weakness in Medicis Pharmaceutical Corp. and biotechnology companies PDL BioPharma Inc. and Neurogen Corp.

o Underweight investments in the consumer discretionary sector benefited performance, but gains were overshadowed by specific stock selection. In the media space, Harte-Hanks, Inc. and Valassis Communications, Inc. were among the stocks that disappointed, as did Jones Apparel Group, Inc. in apparel retailing and Brunswick Corp. in leisure & recreational products.

o Stock selection and an underweight in materials detracted. Specifically, our position in Spartech Corp., a chemicals company, hindered results, as did our avoidance of benchmark constituent CF Industries, which was up more than 169% for the 12-month period.

o In industrials, we saw strong performance among road & rail transporters, particularly in shares of Swift Transportation Co. Inc., which we sold on an announced management buyout, and aerospace & defense company EDO Corp., which we sold into share price strength on an announced takeover by ITT Corp. In consumer staples, the standout was personal products company Alberto-Culver Co., which rallied on strong earnings and better-than-expected international growth.

      Describe recent portfolio activity.

o During the year, we increased exposure to the consumer discretionary sector, where we added to Jones Apparel on share price weakness and established new positions in auto parts supplier ArvinMeritor, Inc. and multiline retailer Dollar Tree, Inc. We also increased exposure to the utilities sector, primarily through the purchase of multi-utilities with added exposure to OGE Energy Corp.

o We reduced exposure to the financial services sector by trimming holdings in commercial banks, real estate investment trusts (REITs) and capital markets. More recently, however, we changed course and increased the Fund's exposure to financial services stocks on extreme share price weakness.

o We trimmed exposure to the industrials sector, selling core positions in EDO Corp. and Chicago Bridge & Iron on share price strength. In addition, we reduced exposure to IT with the sale of Andrew Corp. on news of a takeover by Commscope Inc.

      Describe Fund positioning at period-end.

o The Fund ended the period with overweight positions in IT and energy, and underweights in health care, materials and consumer staples.

Expense Example

                                        Actual                                                  Hypothetical**
                 ------------------------------------------------------    --------------------------------------------------------
                    Beginning         Ending                                  Beginning          Ending
                  Account Value    Account Value       Expenses Paid        Account Value     Account Value        Expenses Paid
                 October 1, 2007   March 31, 2008    During the Period*    October 1, 2007    March 31, 2008     During the Period*
-----------------------------------------------------------------------------------------------------------------------------------
Institutional ...    $1,000           $849.10             $ 4.63               $1,000            $1,020.30            $ 5.05
Investor A ......    $1,000           $847.60             $ 5.88               $1,000            $1,018.93            $ 6.43
Investor B ......    $1,000           $843.90             $ 9.83               $1,000            $1,014.63            $10.74
Investor C ......    $1,000           $843.70             $10.20               $1,000            $1,014.23            $11.15
Class R .........    $1,000           $845.50             $ 7.93               $1,000            $1,016.71            $ 8.66
-----------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.99% for Institutional, 1.26% for Investor A, 2.11% for Investor B, 2.19% for Investor C and 1.70% for Class R), multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 2000(R) Index. Values are from March 1998 to March 2008.

                    Institutional            Investor A          Russell 2000(R)
                         Shares*+              Shares*+                  Index++
9/97                      $10,000                $9,475                  $10,000
9/98                       $7,782                $7,355                   $8,374
9/99                      $12,241               $11,546                  $11,498
9/00                      $13,024               $12,252                   $9,735
9/01                      $17,133               $16,070                  $11,097
9/02                      $12,348               $11,556                   $8,104
9/03                      $19,462               $18,167                  $13,278
9/04                      $20,238               $18,851                  $13,996
9/05                      $25,526               $23,708                  $17,614
9/06                      $26,511               $24,570                  $18,655
9/07                      $22,936               $21,195                  $16,229

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Master Value Opportunities LLC. The Master LLC invests in a diversified portfolio of securities, primarily common stocks, of relatively small companies which the Master LLC's management believes have special investment value, and emerging growth companies regardless of size.
++ This unmanaged Index is comprised of approximately 2,000 small-capitalization common stocks from various industrial sectors. Russell 2000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended March 31, 2008

                                                          Average Annual Total Returns*
                                       --------------------------------------------------------------------
                                              1 Year                  5 Years                10 Years
                                       --------------------    --------------------    --------------------
                         6-Month       w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                      Total Returns     charge       charge     charge       charge     charge       charge
-----------------------------------------------------------------------------------------------------------
Institutional ........  -15.09%         -13.48%          --     +13.18%          --      +8.66%          --
Investor A ...........  -15.24          -13.74       -18.27%    +12.90       +11.69%     +8.38        +7.80%
Investor B ...........  -15.61          -14.49       -17.69     +12.02       +11.77      +7.71        +7.71
Investor C ...........  -15.63          -14.51       -15.21     +11.99       +11.99      +7.52        +7.52
Class R ..............  -15.45          -14.13           --     +12.61           --      +8.13           --
Russell 2000 Index ...  -14.02          -13.00           --     +14.90           --      +4.96           --
-----------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchange of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Statement of Assets and Liabilities     BlackRock Value Opportunities Fund, Inc.

March 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- Master Value Opportunities LLC (the "Master LLC") (cost -- $2,076,144,080) .............    $ 1,750,575,268
Prepaid expenses and other assets ..............................................................................             24,782
                                                                                                                    ---------------
Total assets ...................................................................................................      1,750,600,050
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Other affiliates payable .......................................................................................            829,886
Distribution fees payable ......................................................................................            700,703
Administration fees payable ....................................................................................            370,824
Other accrued expenses payable .................................................................................            180,081
                                                                                                                    ---------------
Total liabilities ..............................................................................................          2,081,494
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................    $ 1,748,518,556
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ...........................    $     2,860,718
Investor A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..............................          2,779,212
Investor B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..............................          2,003,336
Investor C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..............................          2,399,121
Class R Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized .................................            391,267
Paid-in capital in excess of par ...............................................................................      2,066,180,559
Undistributed net realized capital losses allocated from the Master LLC ........................................         (2,526,845)
Net unrealized appreciation/depreciation allocated from the Master LLC .........................................       (325,568,812)
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,748,518,556
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $521,653,419 and 28,607,184 shares outstanding .........................    $         18.24
                                                                                                                    ===============
Investor A -- Based on net assets of $499,604,999 and 27,792,122 shares outstanding ............................    $         17.98
                                                                                                                    ===============
Investor B -- Based on net assets of $311,311,882 and 20,033,360 shares outstanding ............................    $         15.54
                                                                                                                    ===============
Investor C -- Based on net assets of $355,754,693 and 23,991,213 shares outstanding ............................    $         14.83
                                                                                                                    ===============
Class R -- Based on net assets of $60,193,563 and 3,912,671 shares outstanding .................................    $         15.38
                                                                                                                    ===============

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        7

Statement of Operations                 BlackRock Value Opportunities Fund, Inc.

Year Ended March 31, 2008
===================================================================================================================================
Net Investment Income Allocated from the Master LLC
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Master LLC:
    Dividends ....................................................................................................    $  24,037,599
    Securities lending ...........................................................................................        2,788,991
    Interest from affiliates .....................................................................................          708,603
    Expenses .....................................................................................................      (12,059,705)
                                                                                                                      -------------
Total income .....................................................................................................       15,475,488
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration ...................................................................................................        5,854,324
Service -- Investor A ............................................................................................        1,637,783
Service and distribution -- Investor B ...........................................................................        4,649,124
Service and distribution -- Investor C ...........................................................................        4,826,329
Service and distribution -- Class R ..............................................................................          300,669
Transfer agent -- Institutional ..................................................................................        1,303,165
Transfer agent -- Investor A .....................................................................................        1,304,422
Transfer agent -- Investor B .....................................................................................        1,393,510
Transfer agent -- Investor C .....................................................................................        1,703,398
Transfer agent -- Class R ........................................................................................          224,529
Printing .........................................................................................................          241,168
Registration .....................................................................................................           87,304
Professional .....................................................................................................           71,331
Directors ........................................................................................................           19,003
Miscellaneous ....................................................................................................           15,964
                                                                                                                      -------------
Total expenses ...................................................................................................       23,632,023
                                                                                                                      -------------
Net investment loss ..............................................................................................       (8,156,535)
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated from the Master LLC
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .................................................................................      300,462,406
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................................     (581,078,611)
    Investments sold short .......................................................................................         (118,454)
                                                                                                                      -------------
                                                                                                                       (581,197,065)
                                                                                                                      -------------
Total realized and unrealized loss ...............................................................................     (280,734,659)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations .............................................................    $(288,891,194)
                                                                                                                      =============

See Notes to Financial Statements.


8        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Statements of Changes in Net Assets     BlackRock Value Opportunities Fund, Inc.

                                                                                                       Year Ended March 31,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                   2008                2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ........................................................................    $    (8,156,535)    $   (12,740,742)
Net realized gain ..........................................................................        300,462,406         332,742,555
Net change in unrealized appreciation/depreciation .........................................       (581,197,065)       (239,256,964)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (288,891,194)         80,744,849
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders from
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ..........................................................................       (109,009,355)       (130,343,340)
    Investor A .............................................................................       (102,417,365)       (117,666,198)
    Investor B .............................................................................        (78,800,422)       (109,411,170)
    Investor C .............................................................................        (87,635,142)        (97,179,966)
    Class R ................................................................................        (11,638,585)         (8,151,500)
                                                                                                -----------------------------------
Decrease in net assets resulting from distributions to shareholders ........................       (389,500,869)       (462,752,174)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ..............       (255,766,516)          5,748,696
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees ............................................................................             14,981              12,695
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...............................................................       (934,143,598)       (376,245,934)
Beginning of year ..........................................................................      2,682,662,154       3,058,908,088
                                                                                                -----------------------------------
End of year ................................................................................    $ 1,748,518,556     $ 2,682,662,154
                                                                                                ===================================

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        9

Financial Highlights                    BlackRock Value Opportunities Fund, Inc.

                                                                          Institutional
                                           --------------------------------------------------------------------------
                                                                      Year Ended March 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    24.95      $    28.46      $    26.28      $    27.22      $    17.27
                                           --------------------------------------------------------------------------
Net investment income (loss) 1 ........          0.05            0.01            0.03           (0.04)          (0.02)
Net realized and unrealized gain (loss)         (2.82) 2         0.76 2          6.39 2          0.97 2          9.97
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (2.77)           0.77            6.42            0.93            9.95
                                           --------------------------------------------------------------------------
Distributions from net realized gain ..         (3.94)          (4.28)          (4.24)          (1.87)             --
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    18.24      $    24.95      $    28.46      $    26.28      $    27.22
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............        (13.48%)          3.86%          26.13%           3.99%          57.61%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets 4
---------------------------------------------------------------------------------------------------------------------
Total expenses ........................          0.97%           0.98%           1.02%           1.00%           1.02%
                                           ==========================================================================
Net investment income (loss) ..........          0.20%           0.05%           0.11%          (0.15%)         (0.09%)
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  521,653      $  775,697      $  916,562      $1,005,642      $1,072,299
                                           ==========================================================================
Portfolio turnover of the Master LLC ..           109%             72%             77%             74%             80%
                                           ==========================================================================

                                                                           Investor A
                                           --------------------------------------------------------------------------
                                                                      Year Ended March 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    24.65      $    28.15      $    26.01      $    26.96      $    17.15
                                           --------------------------------------------------------------------------
Net investment income (loss) 1 ........         (0.01)          (0.05)          (0.04)          (0.10)          (0.08)
Net realized and unrealized gain (loss)         (2.79) 2         0.75 2          6.31 2          0.97 2          9.89
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (2.80)           0.70            6.27            0.87            9.81
                                           --------------------------------------------------------------------------
Distributions from net realized gain ..         (3.87)          (4.20)          (4.13)          (1.82)             --
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    17.98      $    24.65      $    28.15      $    26.01      $    26.96
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............        (13.74%)          3.64%          25.76%           3.77%          57.20%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets 4
---------------------------------------------------------------------------------------------------------------------
Total expenses ........................          1.23%           1.23%           1.27%           1.25%           1.27%
                                           ==========================================================================
Net investment income (loss) ..........         (0.06%)         (0.20%)         (0.14%)         (0.39%)         (0.34%)
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  499,605      $  742,321      $  760,307      $  643,904      $  620,193
                                           ==========================================================================
Portfolio turnover of the Master LLC ..           109%             72%             77%             74%             80%
                                           ==========================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income (loss).

See Notes to Financial Statements.


10        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Financial Highlights (continued)        BlackRock Value Opportunities Fund, Inc.

                                                                           Investor B
                                           --------------------------------------------------------------------------
                                                                      Year Ended March 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    21.82      $    25.36      $    23.66      $    24.69      $    15.82
                                           --------------------------------------------------------------------------
Net investment loss 1 .................         (0.18)          (0.22)          (0.22)          (0.27)          (0.24)
Net realized and unrealized gain (loss)         (2.41) 2         0.65 2          5.72 2          0.88 2          9.11
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (2.59)           0.43            5.50            0.61            8.87
                                           --------------------------------------------------------------------------
Distributions from net realized gain ..         (3.69)          (3.97)          (3.80)          (1.64)             --
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    15.54      $    21.82      $    25.36      $    23.66      $    24.69
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............        (14.49%)          2.86%          24.82%           2.96%          56.07%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets 4
---------------------------------------------------------------------------------------------------------------------
Total expenses ........................          2.08%           2.00%           2.03%           2.02%           2.04%
                                           ==========================================================================
Net investment loss ...................         (0.89%)         (0.95%)         (0.91%)         (1.17%)         (1.11%)
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  311,312      $  569,747      $  762,340      $  809,643      $  951,562
                                           ==========================================================================
Portfolio turnover of the Master LLC ..           109%             72%             77%             74%             80%
                                           ==========================================================================

                                                                           Investor C
                                           --------------------------------------------------------------------------
                                                                      Year Ended March 31,
                                           --------------------------------------------------------------------------
                                              2008            2007            2006            2005            2004
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $    21.01      $    24.62      $    23.10      $    24.18      $    15.50
                                           --------------------------------------------------------------------------
Net investment loss 1 .................         (0.19)          (0.21)          (0.22)          (0.27)          (0.23)
Net realized and unrealized gain (loss)         (2.28) 2         0.61 2          5.57 2          0.86 2          8.91
                                           --------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............         (2.47)           0.40            5.35            0.59            8.68
                                           --------------------------------------------------------------------------
Distributions from net realized gain ..         (3.71)          (4.01)          (3.83)          (1.67)             --
                                           --------------------------------------------------------------------------
Net asset value, end of year ..........    $    14.83      $    21.01      $    24.62      $    23.10      $    24.18
                                           ==========================================================================
=====================================================================================================================
Total Investment Return 3
---------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............        (14.51%)          2.80%          24.82%           2.95%          56.00%
                                           ==========================================================================
=====================================================================================================================
Ratios to Average Net Assets 4
---------------------------------------------------------------------------------------------------------------------
Total expenses ........................          2.13%           2.01%           2.05%           2.03%           2.05%
                                           ==========================================================================
Net investment loss ...................         (0.96%)         (0.97%)         (0.92%)         (1.18%)         (1.13%)
                                           ==========================================================================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $  355,755      $  542,736      $  580,318      $  524,132      $  539,393
                                           ==========================================================================
Portfolio turnover of the Master LLC ..           109%             72%             77%             74%             80%
                                           ==========================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of sales charges.
4 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment loss.

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        11

Financial Highlights (concluded)        BlackRock Value Opportunities Fund, Inc.

        Class R

                                                                                       Class R
                                                      --------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                      --------------------------------------------------------------------------
                                                         2008            2007            2006            2005            2004
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $    21.69      $    25.31      $    23.80      $    24.93      $    15.87
                                                      --------------------------------------------------------------------------
Net investment loss 1 ............................         (0.10)          (0.10)          (0.09)          (0.15)          (0.12)
Net realized and unrealized gain (loss) ..........         (2.38) 2         0.64 2          5.73 2          0.88 2          9.18
                                                      --------------------------------------------------------------------------
Net increase (decrease) from investment operations         (2.48)           0.54            5.64            0.73            9.06
                                                      --------------------------------------------------------------------------
Distributions from net realized gain .............         (3.83)          (4.16)          (4.13)          (1.86)             --
                                                      --------------------------------------------------------------------------
Net asset value, end of year .....................    $    15.38      $    21.69      $    25.31      $    23.80      $    24.93
                                                      ==========================================================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................        (14.13%)          3.39%          25.43%           3.53%          57.09%
                                                      ==========================================================================
================================================================================================================================
Ratios to Average Net Assets 3
--------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................................          1.65%           1.48%           1.51%           1.50%           1.52%
                                                      ==========================================================================
Net investment loss ..............................         (0.52%)         (0.46%)         (0.39%)         (0.61%)         (0.59%)
                                                      ==========================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $   60,194      $   52,161      $   39,382      $   18,703      $    3,160
                                                      ==========================================================================
Portfolio turnover of the Master LLC .............           109%             72%             77%             74%             80%
                                                      ==========================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3 Includes the Fund's share of the Master LLC's allocated expenses and/or net investment loss.

Notes to Financial Statements           BlackRock Value Opportunities Fund, Inc.

1. Significant Accounting Policies:

BlackRock Value Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).


12        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

                                        BlackRock Value Opportunities Fund, Inc.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The administrator is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or a class are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services the Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        13

                                        BlackRock Value Opportunities Fund, Inc.

monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee               Fee
--------------------------------------------------------------------------------
Investor A ......................................    0.25%               --
Investor B ......................................    0.25%             0.75%
Investor C ......................................    0.25%             0.75%
Class R .........................................    0.25%             0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates each Distributor and each broker-dealer for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributor and each broker-dealer for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended March 31, 2008, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares which totaled $103,171.

For the year ended March 31, 2008, affiliates received contingent deferred sales charges of $244,342 and $33,393 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $246 relating to transactions subject to front-end sales charge waivers in Investor A.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended March 31, 2008 the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional ....................................................     $7,900
Investor A .......................................................     $8,740
Investor B .......................................................     $7,307
Investor C .......................................................     $8,765
Class R ..........................................................     $  549
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares for the Year
Ended March 31, 2008                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      4,016,578     $  88,704,342
Shares issued to shareholders in reinvestment
  of distributions ...........................      4,663,072       103,585,965
                                                -------------------------------
Total issued .................................      8,679,650       192,290,307
Shares redeemed ..............................    (11,157,866)     (256,171,512)
                                                -------------------------------
Net decrease .................................     (2,478,216)    $ (63,881,205)
                                                ===============================

--------------------------------------------------------------------------------
Institutional Shares for the Year
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      5,420,671     $ 139,941,416
Shares issued to shareholders in reinvestment
  of distributions ...........................      5,118,562       123,752,990
                                                -------------------------------
Total issued .................................     10,539,233       263,694,406
Shares redeemed ..............................    (11,660,898)     (300,136,191)
                                                -------------------------------
Net decrease .................................     (1,121,665)    $ (36,441,785)
                                                ===============================

--------------------------------------------------------------------------------
Investor A Shares for the Year
Ended March 31, 2008                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold and automatic conversion of shares      6,221,324     $ 141,726,206
Shares issued to shareholders in reinvestment
  of distributions ...........................      4,412,712        96,825,748
                                                -------------------------------
Total issued .................................     10,634,036       238,551,954
Shares redeemed ..............................    (12,959,214)     (300,009,409)
                                                -------------------------------
Net decrease .................................     (2,325,178)    $ (61,457,455)
                                                ===============================

--------------------------------------------------------------------------------
Investor A Shares for the Year
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      7,108,673     $ 177,895,680
Automatic conversion of shares ...............      1,091,590        28,689,987
Shares issued to shareholders in reinvestment
  of distributions ...........................      4,669,118       111,679,759
                                                -------------------------------
Total issued .................................     12,869,381       318,265,426
Shares redeemed ..............................     (9,759,027)     (244,622,518)
                                                -------------------------------
Net increase .................................      3,110,354     $  73,642,908
                                                ===============================


14        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Notes to Financial Statements (concluded)
                                        BlackRock Value Opportunities Fund, Inc.

--------------------------------------------------------------------------------
Investor B Shares for the Year
Ended March 31, 2008                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       2,729,083     $  54,482,016
Shares issued to shareholders in reinvestment
  of distributions ..........................       3,944,701        75,628,354
                                                -------------------------------
Total issued ................................       6,673,784       130,110,370
Shares redeemed and automatic conversion
  of shares .................................     (12,754,320)     (254,124,879)
                                                -------------------------------
Net decrease ................................      (6,080,536)    $(124,014,509)
                                                ===============================

--------------------------------------------------------------------------------
Investor B Shares for the Year
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       3,804,054     $  86,336,685
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,913,819       104,478,521
                                                -------------------------------
Total issued ................................       8,717,873       190,815,206
                                                -------------------------------
Automatic conversion of shares ..............      (1,216,490)      (28,689,987)
Shares redeemed .............................     (11,443,896)     (257,695,350)
                                                -------------------------------
Total redeemed ..............................     (12,660,386)     (286,385,337)
                                                -------------------------------
Net decrease ................................      (3,942,513)    $ (95,570,131)
                                                ===============================

--------------------------------------------------------------------------------
Investor C Shares for the Year
Ended March 31, 2008                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       4,085,173     $  77,482,741
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,543,713        82,995,141
                                                -------------------------------
Total issued ................................       8,628,886       160,477,882
Shares redeemed .............................     (10,465,027)     (196,131,471)
                                                -------------------------------
Net decrease ................................      (1,836,141)    $ (35,653,589)
                                                ===============================

--------------------------------------------------------------------------------
Investor C Shares for the Year
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       4,649,675     $ 102,304,080
Shares issued to shareholders in reinvestment
  of distributions ..........................       4,416,676        90,726,478
                                                -------------------------------
Total issued ................................       9,066,351       193,030,558
Shares redeemed .............................      (6,812,030)     (147,828,780)
                                                -------------------------------
Net increase ................................       2,254,321     $  45,201,778
                                                ===============================

--------------------------------------------------------------------------------
Class R Shares for the Year
Ended March 31, 2008                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       2,386,310     $  46,784,467
Shares issued to shareholders in reinvestment
  of distributions ..........................         625,085        11,632,731
                                                -------------------------------
Total issued ................................       3,011,395        58,417,198
Shares redeemed .............................      (1,503,867)      (29,176,956)
                                                -------------------------------
Net increase ................................       1,507,528     $  29,240,242
                                                ===============================

--------------------------------------------------------------------------------
Class R Shares for the Year
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold .................................       1,246,338     $  28,217,567
Shares issued to shareholders in reinvestment
  of distributions ..........................         384,269         8,138,654
                                                -------------------------------
Total issued ................................       1,630,607        36,356,221
Shares redeemed .............................        (781,296)      (17,440,295)
                                                -------------------------------
Net increase ................................         849,311     $  18,915,926
                                                ===============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Income Tax Information:

Reclassification: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $8,156,535 has been reclassified between undistributed net realized capital gains and accumulated net investment loss as a result of permanent differences attributable to net operating losses and classification of distributions received from a trust. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended March 31, 2008 and March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      3/31/2008       3/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................    $ 74,599,934    $203,075,887
  Net long-term capital gains ..................     314,900,935     259,676,287
                                                    ----------------------------
Total taxable distributions ....................    $389,500,869    $462,752,174
                                                    ============================

As of March 31, 2008, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income ...........................    $          --
Undistributed net long-term capital gains ...................       29,878,985
                                                                 -------------
Total undistributed net earnings ............................       29,878,985
Net unrealized losses .......................................     (357,974,642)*
                                                                 -------------
Total accumulated net losses ................................    $(328,095,657)
                                                                 =============

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        15

Report of Independent Registered Public Accounting Firm
                                        BlackRock Value Opportunities Fund, Inc.

To the Shareholders and Board of Directors of BlackRock Value Opportunities Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Value Opportunities Fund, Inc. as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Value Opportunities Fund, Inc. as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 23, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Value Opportunities Fund, Inc. during the fiscal year ended March 31, 2008:

-------------------------------------------------------------------------------------------------------------------
Record Date                                                                     July 18, 2007      December 5, 2007
Payable Date                                                                    July 20, 2007      December 7, 2007
-------------------------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals .....................................     100%*              20.14%*
Dividends Qualifying for the Dividends Received Deduction for Corporations ....     100%*              19.47%*
Short-Term Capital Gain Dividends for Non-U.S. Residents ......................     100%**               100%**
-------------------------------------------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
Additionally, the Fund distributed long-term capital gains of $1.087303 per share to shareholders of record on July 18, 2007 and $1.982221 per share to shareholders of record on December 5, 2007.


16        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Portfolio Information                             Master Value Opportunities LLC

As of March 31, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
CNET Networks, Inc. .....................................................     2%
TIBCO Software, Inc. ....................................................     2
Harte-Hanks, Inc. .......................................................     2
OGE Energy Corp. ........................................................     2
Medicis Pharmaceutical Corp. Class A ....................................     2
HCC Insurance Holdings, Inc. ............................................     2
Ingram Micro, Inc. Class A ..............................................     2
Swift Energy Co. ........................................................     2
CARBO Ceramics, Inc. ....................................................     2
Parametric Technology Corp. .............................................     2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Software ................................................................     7%
Real Estate Investment Trusts (REITs) ...................................     6
Energy Equipment & Services .............................................     6
Insurance ...............................................................     6
Commercial Banks ........................................................     6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Weightings                                          Long-Term Investments
--------------------------------------------------------------------------------
Financials ..............................................................    21%
Information Technology ..................................................    20
Industrials .............................................................    14
Consumer Discretionary ..................................................    13
Energy ..................................................................    10
Health Care .............................................................    10
Materials ...............................................................     3
Utilities ...............................................................     2
Consumer Staples ........................................................     2
Other* ..................................................................     5
--------------------------------------------------------------------------------
*     Includes portfolio holdings in exchange-traded funds.

      For Master LLC compliance purposes, the Master LLC's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        17

Schedule of Investments March 31, 2008
      Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks                                          Shares        Value
==============================================================================
Aerospace & Defense -- 2.1%
Curtiss-Wright Corp. (a)                              604,500   $   25,074,660
Spirit Aerosystems Holdings, Inc. Class A (b)         399,000        8,849,820
Triumph Group, Inc.                                    62,600        3,563,818
                                                                --------------
                                                                    37,488,298
==============================================================================
Airlines -- 0.3%
Republic Airways Holdings, Inc. (b)                   240,200        5,202,732
==============================================================================
Auto Components -- 1.0%
ArvinMeritor, Inc. (a)                              1,263,400       15,805,134
Drew Industries, Inc. (b)                              52,300        1,279,258
                                                                --------------
                                                                    17,084,392
==============================================================================
Biotechnology -- 2.0%
Angiotech Pharmaceuticals, Inc. (a)(b)                914,385        1,920,209
Enzon Pharmaceuticals, Inc. (a)(b)                    235,200        2,166,192
Human Genome Sciences, Inc. (b)                     1,329,300        7,829,577
Maxygen, Inc. (b)                                     980,387        6,333,300
Neurogen Corp. (b)                                  1,980,480        3,683,693
PDL BioPharma, Inc. (b)                               531,500        5,628,585
Savient Pharmaceuticals, Inc. (a)(b)                  202,900        4,058,000
Vical, Inc. (b)                                       796,940        2,805,229
                                                                --------------
                                                                    34,424,785
==============================================================================
Building Products -- 0.3%
Ameron International Corp.                             52,800        4,938,384
==============================================================================
Capital Markets -- 1.4%
Investment Technology Group, Inc. (b)                 235,900       10,893,862
optionsXpress Holdings, Inc. (a)                      388,700        8,049,977
Thomas Weisel Partners Group, Inc. (a)(b)             758,914        5,024,011
                                                                --------------
                                                                    23,967,850
==============================================================================
Chemicals -- 0.7%
Spartech Corp. (a)                                    831,800        7,028,710
Valspar Corp.                                         293,800        5,828,992
                                                                --------------
                                                                    12,857,702
==============================================================================
Commercial Banks -- 5.7%
Brookline Bancorp, Inc.                               519,500        5,963,860
The Colonial BancGroup, Inc. (a)                    1,083,200       10,431,216
Cullen/Frost Bankers, Inc.                            152,700        8,099,208
First Horizon National Corp. (a)                      732,900       10,267,929
First Merchants Corp. (a)                              74,400        2,123,376
First Midwest Bancorp, Inc. (a)                       919,400       25,531,738
MetroCorp Bancshares, Inc.                            311,050        3,978,329
Old National Bancorp (a)                              226,845        4,083,210
Provident Bankshares Corp. (a)                        456,900        4,907,106
S&T Bancorp, Inc.                                     169,500        5,452,815
Sterling Financial Corp. (a)                          522,150        8,150,762
Texas Capital Bancshares, Inc. (b)                    174,000        2,937,120
Webster Financial Corp.                               257,700        7,182,099
                                                                --------------
                                                                    99,108,768
==============================================================================
Commercial Services & Supplies -- 3.4%
Administaff, Inc. (a)                                 629,675       14,866,627
Casella Waste Systems, Inc. (a)(b)                    223,625        2,444,221
Heidrick & Struggles International, Inc. (a)          195,900        6,372,627
Kenexa Corp. (a)(b)                                   240,100        4,437,048
Layne Christensen Co. (b)                             131,200        4,594,624
RSC Holdings, Inc. (a)(b)                             444,687        4,847,088
Tetra Tech, Inc. (a)(b)                             1,109,700       21,650,247
                                                                --------------
                                                                    59,212,482
==============================================================================
Communications Equipment -- 2.0%
Extreme Networks, Inc. (b)                          3,648,483       11,310,297
Tellabs, Inc. (b)                                   3,321,500       18,102,175
Westell Technologies, Inc. Class A (b)(c)           3,553,900        5,330,850
                                                                --------------
                                                                    34,743,322
==============================================================================
Computers & Peripherals -- 0.2%
Rackable Systems, Inc. (a)(b)                         336,403        3,067,995
==============================================================================
Construction & Engineering -- 0.5%
EMCOR Group, Inc. (b)                                 378,400        8,404,264
==============================================================================
Containers & Packaging -- 1.2%
Smurfit-Stone Container Corp. (a)(b)                2,761,000       21,259,700
==============================================================================
Diversified Consumer Services -- 1.2%
Universal Technical Institute, Inc. (a)(b)(c)       1,743,600       20,452,428
==============================================================================
Electrical Equipment -- 0.9%
American Superconductor Corp. (a)(b)                  139,800        3,241,962
Hubbell, Inc. Class B (a)                             274,400       11,988,536
                                                                --------------
                                                                    15,230,498
==============================================================================
Electronic Equipment & Instruments -- 3.1%
Ingram Micro, Inc. Class A (b)                      1,843,200       29,177,856
National Instruments Corp.                            217,500        5,685,450
Rofin-Sinar Technologies, Inc. (b)                     27,000        1,212,300
Tech Data Corp. (a)(b)                                528,800       17,344,640
==============================================================================
                                                                    53,420,246
==============================================================================
Energy Equipment & Services -- 5.9%
CARBO Ceramics, Inc. (a)                              691,900       27,745,190
Dresser-Rand Group, Inc. (b)                          281,100        8,643,825
Hornbeck Offshore Services, Inc. (a)(b)                88,200        4,028,094
Key Energy Services, Inc. (b)                       1,365,300       18,322,326
Rowan Cos., Inc. (a)                                  455,900       18,773,962
W-H Energy Services, Inc. (a)(b)                      366,800       25,254,180
                                                                --------------
                                                                   102,767,577
==============================================================================
Food & Staples Retailing -- 0.3%
The Andersons, Inc. (a)                               117,200        5,228,292
==============================================================================
Health Care Equipment & Supplies -- 2.4%
Accuray, Inc. (a)(b)                                  340,800        2,661,648
DexCom, Inc. (a)(b)                                 1,199,300        4,965,102
Edwards Lifesciences Corp. (a)(b)                     116,500        5,190,075
ev3, Inc. (a)(b)                                      386,100        3,142,854
Micrus Endovascular Corp. (b)                         291,628        3,604,522
Northstar Neuroscience, Inc. (a)(b)                   180,900          285,822
OraSure Technologies, Inc. (b)(c)                   2,357,930       17,236,468
Wright Medical Group, Inc. (b)                        240,100        5,796,014
                                                                --------------
                                                                    42,882,505
==============================================================================

See Notes to Financial Statements.


18        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

      Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks                                          Shares        Value
==============================================================================
Health Care Providers & Services -- 0.4%
LifePoint Hospitals, Inc. (a)(b)                      283,100   $    7,776,757
==============================================================================
Health Care Technology -- 0.9%
HLTH Corp. (b)                                        724,406        6,910,833
Merge Healthcare, Inc. (a)(b)                       1,529,613          856,583
Omnicell, Inc. (a)(b)                                 186,400        3,746,640
Phase Forward, Inc. (a)(b)                            239,800        4,095,784
                                                                --------------
                                                                    15,609,840
==============================================================================
Hotels, Restaurants & Leisure -- 1.3%
Ambassadors Group, Inc.                                20,100          379,689
Ambassadors International, Inc. (a)                   114,300          846,963
O'Charleys, Inc. (c)                                1,868,400       21,523,968
                                                                --------------
                                                                    22,750,620
==============================================================================
Household Durables -- 1.5%
Champion Enterprises, Inc. (b)                        379,600        3,807,388
Furniture Brands International, Inc. (a)            1,875,400       21,942,180
                                                                --------------
                                                                    25,749,568
==============================================================================
IT Services -- 1.7%
CACI International, Inc. Class A (a)(b)               140,200        6,386,110
Convergys Corp. (b)                                 1,566,900       23,597,514
                                                                --------------
                                                                    29,983,624
==============================================================================
Insurance -- 5.7%
Conseco, Inc. (a)(b)                                2,620,700       26,731,140
HCC Insurance Holdings, Inc.                        1,327,700       30,125,513
IPC Holdings, Ltd. (a)                                566,500       15,862,000
Presidential Life Corp.                               474,171        8,269,542
Protective Life Corp.                                 363,400       14,739,504
Stewart Information Services Corp.                    171,300        4,794,687
                                                                --------------
                                                                   100,522,386
==============================================================================
Internet Software & Services -- 3.9%
CNET Networks, Inc. (a)(b)                          5,411,600       38,422,360
EarthLink, Inc. (a)(b)                                711,200        5,369,560
LoopNet, Inc. (a)(b)                                  402,300        5,109,210
RealNetworks, Inc. (b)                              3,393,900       19,447,047
                                                                --------------
                                                                    68,348,177
==============================================================================
Leisure Equipment & Products -- 0.4%
Brunswick Corp. (a)                                   323,400        5,164,698
Leapfrog Enterprises, Inc. (a)(b)                     180,500        1,272,525
Nautilus, Inc. (a)                                    440,000        1,447,600
                                                                --------------
                                                                     7,884,823
==============================================================================
Life Sciences Tools & Services -- 0.7%
Affymetrix, Inc. (a)(b)                               436,200        7,594,242
Exelixis, Inc. (a)(b)                                 568,200        3,948,990
                                                                --------------
                                                                    11,543,232
==============================================================================
Machinery -- 3.2%
EnPro Industries, Inc. (a)(b)                         174,100        5,430,179
Mueller Industries, Inc.                              388,800       11,216,880
RBC Bearings, Inc. (b)                                164,100        6,093,033
Robbins & Myers, Inc. (a)                             150,500        4,913,825
Timken Co.                                            492,500       14,637,100
Wabash National Corp. (c)                           1,564,200       14,062,158
                                                                --------------
                                                                    56,353,175
==============================================================================
Media -- 2.9%
Harte-Hanks, Inc. (a)                               2,784,800       38,068,216
Playboy Enterprises, Inc. Class B (a)(b)(c)         1,580,500       13,165,565
                                                                --------------
                                                                    51,233,781
==============================================================================
Metals & Mining -- 1.1%
Reliance Steel & Aluminum Co.                         235,100       14,073,086
Royal Gold, Inc. (a)                                  156,900        4,733,673
                                                                --------------
                                                                    18,806,759
==============================================================================
Multi-Utilities -- 2.2%
OGE Energy Corp.                                    1,210,500       37,731,285
==============================================================================
Multiline Retail -- 0.6%
Dollar Tree, Inc. (b)                                 412,400       11,378,116
==============================================================================
Oil, Gas & Consumable Fuels -- 4.3%
Cabot Oil & Gas Corp. Class A                         420,900       21,398,556
Plains Exploration & Production Co. (b)               307,991       16,366,642
Swift Energy Co. (a)(b)                               620,200       27,902,798
Venoco, Inc. (b)                                      905,800       10,525,396
                                                                --------------
                                                                    76,193,392
==============================================================================
Personal Products -- 1.2%
Alberto-Culver Co.                                    786,000       21,544,260
==============================================================================
Pharmaceuticals -- 3.4%
Auxilium Pharmaceuticals, Inc. (b)                    127,000        3,395,980
King Pharmaceuticals, Inc. (a)(b)                   1,965,100       17,096,370
Medicis Pharmaceutical Corp. Class A                1,881,800       37,052,642
Sciele Pharma, Inc. (a)(b)                            128,900        2,513,550
                                                                --------------
                                                                    60,058,542
==============================================================================
Real Estate Investment Trusts
(REITs) -- 5.9%
Alexandria Real Estate Equities, Inc. (a)              97,800        9,068,016
Brandywine Realty Trust                               956,400       16,220,544
Cousins Properties, Inc. (a)                          680,500       16,815,155
Dupont Fabros Technology, Inc.                      1,047,800       17,278,222
FelCor Lodging Trust, Inc. (a)                      1,896,100       22,810,083
Friedman Billings Ramsey Group, Inc. Class A        2,400,400        4,080,680
Lexington Corporate Properties Trust (a)              954,100       13,748,581
MFA Mortgage Investments, Inc. (a)                    575,200        3,623,760
                                                                --------------
                                                                   103,645,041
==============================================================================
Road & Rail -- 1.0%
Marten Transport Ltd. (a)(b)                          435,848        6,764,361
Vitran Corp., Inc. (b)(c)                             718,621       10,254,722
                                                                --------------
                                                                    17,019,083
==============================================================================
Semiconductors & Semiconductor
Equipment -- 2.8%
Actel Corp. (b)                                       443,897        6,796,063
DSP Group, Inc. (a)(b)                                886,300       11,291,462
Mattson Technology, Inc. (b)                        1,808,200       11,011,938
Standard Microsystems Corp. (b)                        69,500        2,028,010
Zoran Corp. (b)                                     1,302,100       17,786,686
                                                                --------------
                                                                    48,914,159
==============================================================================

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        19

      Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks                                          Shares        Value
==============================================================================
Software -- 6.5%
Bottomline Technologies, Inc. (b)(c)                  919,111   $   11,580,799
Parametric Technology Corp. (a)(b)                  1,687,454       26,965,515
THQ, Inc. (a)(b)                                      399,600        8,711,280
TIBCO Software, Inc. (b)                            5,377,100       38,392,494
Unica Corp. (a)(b)                                    531,200        3,612,160
Wind River Systems, Inc. (a)(b)                     3,210,700       24,850,818
                                                                --------------
                                                                   114,113,066
==============================================================================
Specialty Retail -- 3.0%
AnnTaylor Stores Corp. (b)                            495,200       11,973,936
Foot Locker, Inc. (a)                               2,134,600       25,124,242
The Talbots, Inc. (a)                               1,452,800       15,661,184
                                                                --------------
                                                                    52,759,362
==============================================================================
Textiles, Apparel & Luxury Goods -- 1.2%
Jones Apparel Group, Inc. (a)                       1,148,300       15,410,186
Volcom, Inc. (a)(b)                                   256,200        5,177,802
                                                                --------------
                                                                    20,587,988
==============================================================================
Thrifts & Mortgage Finance -- 1.5%
Dime Community Bancshares, Inc. (a)                   246,600        4,310,568
Downey Financial Corp. (a)                            259,700        4,773,286
MGIC Investment Corp. (a)                             294,700        3,103,191
People's United Financial, Inc.                       539,400        9,337,014
Provident New York Bancorp                            380,100        5,131,350
                                                                --------------
                                                                    26,655,409
==============================================================================
Trading Companies & Distributors -- 2.4%
Applied Industrial Technologies, Inc. (a)             474,600       14,185,794
H&E Equipment Services, Inc. (b)                      401,000        5,040,570
United Rentals, Inc. (b)                              740,700       13,954,788
WESCO International, Inc. (a)(b)                      201,800        7,363,682
Watsco, Inc. (a)                                       42,200        1,747,924
------------------------------------------------------------------------------
                                                                    42,292,758
------------------------------------------------------------------------------
Total Common Stocks
(Cost -- $1,975,287,721) -- 94.3%                                1,651,197,423
==============================================================================

Exchange-Traded Funds                                  Shares        Value
==============================================================================
iShares Russell 2000 Growth Index Fund (a)            299,300       21,818,970
iShares Russell 2000 Index Fund (a)                   349,500       23,944,245
iShares Russell 2000 Value Index Fund (a)             318,700       20,897,159
KBW Bank                                              134,900        5,250,308
KBW Regional Banking (a)                              147,700        5,190,178
PowerShares Zacks Micro Cap Portfolio                 173,500        2,337,045
streetTRACKS(R) Gold Trust (b)                         95,500        8,631,290
------------------------------------------------------------------------------
Total Exchange-Traded Funds
(Cost -- $89,429,255) -- 5.0%                                       88,069,195
==============================================================================

==============================================================================
                                                   Beneficial
                                                     Interest
Short-Term Securities                                   (000)
==============================================================================
Merrill Lynch Premier Institutional
  Fund, 3.39% (d)(e)(f)                              $498,644      498,643,664
==============================================================================
Total Short-Term Securities
(Cost -- $498,643,664) -- 28.5%                                    498,643,664
==============================================================================
Total Investments Before Investments Sold Short
(Cost -- $2,563,360,640*) -- 127.8%                              2,237,910,282
==============================================================================

==============================================================================
Investments Sold Short                                 Shares
==============================================================================
iShares Russell Midcap Index Fund                     (75,100)      (7,025,605)
------------------------------------------------------------------------------
Total Investments Sold Short
(Premiums Received -- $6,907,151) -- (0.4%)                         (7,025,605)
==============================================================================
Total Investments, Net of Investments Sold Short
(Cost -- $2,556,453,489) -- 127.4%                               2,230,884,677
Liabilities in Excess of Other Assets -- (27.4%)                  (480,309,409)
                                                                --------------
Net Assets -- 100.0%                                            $1,750,575,268
                                                                ==============

See Notes to Financial Statements.


20        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Schedule of Investments (concluded)               Master Value Opportunities LLC

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 2,595,766,471
                                                                ===============
      Gross unrealized appreciation ........................    $    74,955,016
      Gross unrealized depreciation ........................       (432,811,204)
                                                                ===============
      Net unrealized depreciation ..........................    $  (357,856,188)
                                                                ===============

(a)   Security, or a portion of security, is on loan.
(b)   Non-income producing security.
(c) Investments in companies (whereby the Master LLC held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                        Purchase         Sales          Realized         Dividend
      Affiliate                                           Cost            Cost         Gain (Loss)        Income
      ------------------------------------------------------------------------------------------------------------
      Agile Software Corp.* .........................           --    $ 23,905,194    $  5,580,190           +
      Bottomline Technologies, Inc.* ................ $  2,400,875    $  9,738,087    $  2,658,089           +
      EDO Corp.* ....................................           --    $ 60,081,362    $ 40,632,906     $   113,016
      InterVoice, Inc.* ............................. $  1,183,402    $ 24,274,137    $  2,130,988           +
      O'Charleys, Inc. .............................. $ 28,065,595    $  4,658,253    $ (1,746,978)    $   400,416
      OraSure Technologies, Inc. .................... $  2,755,774    $ 19,660,642    $ (1,424,491)          +
      Playboy Enterprises, Inc. Class B ............. $  5,579,009              --              --           +
      Universal Technical Institute, Inc............. $ 19,122,725    $  8,991,517    $ (1,439,612)          +
      Valassis Communications, Inc.* ................ $     47,587    $ 66,713,204    $(27,217,866)          +
      Vitran Corp., Inc. ............................ $  2,355,301    $     93,972                     $ (5,803) +
      Wabash National Corp. ......................... $  5,603,191    $  3,403,067    $ (1,807,285)    $   296,172
      webMethods, Inc.* .............................           --    $ 23,663,030    $  5,181,022           +
      Westell Technologies, Inc. Class A ............ $    166,848    $    520,424    $   (254,024)          +
      ------------------------------------------------------------------------------------------------------------
      *     No longer an affiliated company as of report date.
      +     Non-income producing security.

(d)   Represents the current yield as of report date.
(e) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net
                                                      Activity         Interest
      Affiliate                                         (000)           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                             $ (26,154)      $  708,603
      BlackRock Liquidity Series, LLC
        Money Market Series                           $(708,583)      $2,785,146
      Merrill Lynch Premier Institutional Fund        $ 498,644       $    3,845
      --------------------------------------------------------------------------
(f)   Security was purchased with the cash proceeds from securities loans.
o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. The industry classifications are unaudited.

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        21

Statement of Assets and Liabilities               Master Value Opportunities LLC

March 31, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $483,761,525) (cost -- $1,910,819,903) ....    $ 1,637,240,459
Investments at value -- affiliated (cost -- $652,540,737) ......................................................        600,669,823
Cash ...........................................................................................................         11,206,077
Investments sold receivable ....................................................................................         32,878,024
Dividends receivable ...........................................................................................          1,675,731
Contributions receivable .......................................................................................          1,432,634
Securities lending income receivable ...........................................................................            404,228
Interest receivable ............................................................................................             27,193
Prepaid expenses ...............................................................................................             67,910
                                                                                                                    ---------------
Total assets ...................................................................................................      2,285,602,079
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned at value .......................................................................        498,643,664
Investments sold short at value (premiums received -- $6,907,151) ..............................................          7,025,605
Investments purchased payable ..................................................................................         24,006,800
Withdrawals payable ............................................................................................          4,336,092
Investment advisory fees payable ...............................................................................            721,013
Dividends on investments sold short payable ....................................................................             15,248
Other affiliates payable .......................................................................................             17,170
Other accrued expenses payable .................................................................................            261,219
                                                                                                                    ---------------
Total liabilities ..............................................................................................        535,026,811
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................    $ 1,750,575,268
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investor's capital .............................................................................................    $ 2,076,144,080
Net unrealized appreciation/depreciation .......................................................................       (325,568,812)
                                                                                                                    ---------------
Net Assets .....................................................................................................    $ 1,750,575,268
                                                                                                                    ===============

See Notes to Financial Statements.


22        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Statement of Operations                           Master Value Opportunities LLC

Year Ended March 31, 2008
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (including $809,604 from affiliates) ...................................................................    $  24,037,599
Securities lending ...............................................................................................        2,788,991
Interest from affiliates .........................................................................................          708,603
                                                                                                                      -------------
Total income .....................................................................................................       27,535,193
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................................       11,177,790
Accounting services ..............................................................................................          469,652
Custodian ........................................................................................................          183,624
Professional .....................................................................................................           78,076
Trustees .........................................................................................................           58,714
Dividends on investments sold short ..............................................................................           15,248
Printing .........................................................................................................            5,456
Miscellaneous ....................................................................................................           71,145
                                                                                                                      -------------
Total expenses ...................................................................................................       12,059,705
                                                                                                                      -------------
Net investment income ............................................................................................       15,475,488
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments (including $22,287,136 from affiliates) .........................................      300,462,406
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................................     (581,078,611)
    Investments sold short .......................................................................................         (118,454)
                                                                                                                      -------------
                                                                                                                       (581,197,065)
                                                                                                                      -------------
Total realized and unrealized loss ...............................................................................     (280,734,659)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations .............................................................    $(265,259,171)
                                                                                                                      =============

See Notes to Financial Statements.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        23

Statements of Changes in Net Assets               Master Value Opportunities LLC

                                                                                                        Year Ended March 31,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2008                2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    15,475,488     $    15,002,670
Net realized gain ..........................................................................        300,462,406         332,742,555
Net change in unrealized appreciation/depreciation .........................................       (581,197,065)       (239,256,964)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (265,259,171)        108,488,261
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        748,434,575         720,879,806
Fair value of withdrawals ..................................................................     (1,418,068,020)     (1,205,762,583)
                                                                                                -----------------------------------
Net decrease in net assets derived from capital transactions ...............................       (669,633,445)       (484,882,777)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ...............................................................       (934,892,616)       (376,394,516)
Beginning of year ..........................................................................      2,685,467,884       3,061,862,400
                                                                                                -----------------------------------
End of year ................................................................................    $ 1,750,575,268     $ 2,685,467,884
                                                                                                ===================================

Financial Highlights                              Master Value Opportunities LLC

                                                                                      Year Ended March 31,
                                                            -----------------------------------------------------------------------
                                                               2008            2007           2006           2005           2004
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ................................        (13.02%)          4.34%         26.66%          4.48%         58.26%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses .........................................          0.51%           0.50%          0.51%          0.50%          0.51%
                                                            =======================================================================
Net investment income ..................................          0.66%           0.53%          0.62%          0.35%          0.42%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ..........................    $1,750,575      $2,685,468     $3,061,862     $3,005,949     $3,189,311
                                                            =======================================================================
Portfolio turnover .....................................           109%             72%            77%            74%            80%
                                                            =======================================================================

See Notes to Financial Statements.


24        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Notes to Financial Statements                     Master Value Opportunities LLC

1. Significant Accounting Policies:

Master Value Opportunities LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees and Board of Directors are referred to as the Board of Directors (the "Board"). The Master LLC's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a national securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter ("OTC") markets for which market quotations are readily available are valued at the last available bid (long positions) or ask (short positions) price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Short Sales: When the Master LLC engages in a short sale, an amount equal to the proceeds received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Master LLC makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Master LLC maintains a segregated account of securities as collateral for the short sales. The Master LLC is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. The Master LLC is required to repay the counterparty any dividends or interest received on the security sold short.

A gain limited to the price at which the Master LLC sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Securities Lending: The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Master LLC may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Master LLC may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Master LLC's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        25

Notes to Financial Statements (continued)         Master Value Opportunities LLC

Effective September 28, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC and has determined that the adoption of FIN 48 did not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limitations on the Master LLC's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master LLC's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: 0.50% of the Master LLC's average daily net assets not exceeding $1 billion; 0.475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and 0.45% of average daily net assets in excess of $1.5 billion.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor. For the year ended March 31, 2008 the Master LLC reimbursed the Advisor $41,594 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of March 31, 2008, the Master LLC loaned securities with a value of $86,029,463 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on


26        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Notes to Financial Statements (concluded)         Master Value Opportunities LLC

investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended March 31, 2008, BIM received $753,087 in securities lending agent fees.

In addition, MLPF&S received $1,484,128 in commissions on the execution of portfolio security transactions for the Master LLC for the year ended March 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended March 31, 2008 were $2,517,957,702 and $3,138,277,981, respectively.

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master LLC pays a commitment fee of 0.06% per annum based on the Master LLC's pro-rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the year ended March 31, 2008.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        27

Report of Independent Registered Public Accounting Firm
                                                  Master Value Opportunities LLC

To the Investor and Board of Directors of Master Value Opportunities LLC:

We have audited the accompanying statement of assets and liabilities of Master Value Opportunities LLC (formerly Master Value Opportunities Trust) (the "Master LLC"), including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Value Opportunities LLC as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 23, 2008


28        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Officers and Directors

                                                                                              Number of
                                        Length of                                             BlackRock-
                          Position(s)   Time                                                  Advised
                          Held with     Served                                                Funds and
Name, Address             Fund/         as a        Principal Occupation(s)                   Portfolios      Public
and Year of Birth         Master LLC    Director**  During Past Five Years                    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha         Director      Since 2007  Director, The China Business Group, Inc.  37 Funds        None
40 East 52nd Street                                 (consulting firm) since 1996 and          101 Portfolios
New York, NY 10022                                  formerly Executive Vice President
1944                                                thereof from 1996 to 2003; Chairman of
                                                    the Board, Berkshire Holding Corporation
                                                    since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond             Director      Since 2007  Formerly Trustee and Member of the        37 Funds        None
40 East 52nd Street                                 Governance Committee, State Street        101 Portfolios
New York, NY 10022                                  Research Mutual Funds from 1997 to 2005;
1946                                                Formerly Board Member of Governance,
                                                    Audit and Finance Committee, Avaya Inc.
                                                    (computer equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton          Director      Since 2002  Managing General Partner, The Burton      37 Funds        Knology, Inc.
40 East 52nd Street                                 Partnership, LP (an investment            101 Portfolios  (telecommuni-
New York, NY 10022                                  partnership) since 1979; Managing                         cations);
1944                                                General Partner, The South Atlantic                       Capital Southwest
                                                    Venture Funds since 1983; Member of the                   (financial)
                                                    Investment Advisory Council of the
                                                    Florida State Board of Administration
                                                    from 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Hon. Stuart E. Eizenstat  Director      Since 2007  Partner and Head of International         37 Funds        UPS Corporation
40 East 52nd Street                                 Practice, Covington and Burling (law      101 Portfolios  (delivery service)
New York, NY 10022                                  firm) since 2001; International Advisory
1943                                                Board Member, The Coca Cola Company
                                                    since 2002; Advisory Board Member BT
                                                    Americas (telecommunications) since
                                                    2004; Member of the Board of Directors,
                                                    Chicago Climate Exchange (environmental)
                                                    since 2006; Member of the International
                                                    Advisory Board GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot          Director      Since 2007  Professor, Harvard University since       37 Funds        None
40 East 52nd Street                                 1992.                                     101 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez       Director,     Since 2007  Formerly Director, Vice Chairman and      37 Funds        ACE Limited
40 East 52nd Street       Chair of the              Chief Financial Officer of USX            101 Portfolios  (insurance company);
New York, NY 10022        Board of                  Corporation (energy and steel business)                   Eastman Chemical
1944                      Directors                 from 1991 to 2001.                                        Company (chemical);
                          and Member                                                                          RTI International
                          of the Audit                                                                        Metals, Inc. (metals);
                          Committee                                                                           TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien           Director      Since 2005  Trustee, Woods Hole Oceanographic         37 Funds        Cabot Corporation
40 East 52nd Street                                 Institute since 2003; Formerly Director,  101 Portfolios  (chemicals);
New York, NY 10022                                  Allmerica Financial Corporation from                      LKQ Corporation
1943                                                1995 to 2003; Formerly Director, ABIOMED                  (auto parts
                                                    from 1989 to 2006; Formerly Director,                     manufacturing);
                                                    Ameresco, Inc. (energy solutions                          TJX Companies, Inc.
                                                    company) from 2006 to 2007.                               (retailer)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo       Director      Since 2007  Shareholder, Modrall, Sperling, Roehl,    37 Funds        None
40 East 52nd Street                                 Harris & Sisk, P.A. (law firm) since      101 Portfolios
New York, NY 10022                                  1993; Chairman of the Board, Cooper's
1942                                                Inc. (retail) since 2000; Director of
                                                    ECMC Group (service provider to
                                                    students, schools and lenders) since
                                                    2001; President Elect, The American Law
                                                    Institute (non-profit), 2007; Formerly
                                                    President, American Bar Association from
                                                    1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid           Director      Since 2007  Self-employed consultant since 2001;      37 Funds        None
40 East 52nd Street                                 Director and Secretary, SCB, Inc.         101 Portfolios
New York, NY 10022                                  (holding company) since 1998; Director
1945                                                and Secretary, SCB Partners, Inc.
                                                    (holding company) since 2000; Formerly
                                                    Director, Covenant House (non-profit)
                                                    from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        29

                                                                                              Number of
                                        Length of                                             BlackRock-
                          Position(s)   Time                                                  Advised
                          Held with     Served                                                Funds and
Name, Address             Fund/         as a        Principal Occupation(s)                   Portfolios      Public
and Year of Birth         Master LLC    Director**  During Past Five Years                    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (continued)
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh            Director      Since 2003  Director, National Museum of Wildlife     37 Funds        None
40 East 52nd Street                                 Art since 2007; Director, Ruckleshaus     101 Portfolios
New York, NY 10022                                  Institute and Haub School of Natural
1941                                                Resources at the University of Wyoming
                                                    since 2006; Director, The American
                                                    Museum of Fly Fishing since 1997;
                                                    Formerly Consultant with Putnam
                                                    Investments from 1993 to 2003; Formerly
                                                    Director, The National Audubon Society
                                                    from 1998 to 2005
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss             Director and  Since 1998  Managing Director, FGW Associates         37 Funds        Watson
40 East 52nd Street       Vice Chair                (consulting and investment company)       101 Portfolios  Pharmaceutical Inc.
New York, NY 10022        of the Board              since 1997; Director, Michael J. Fox
1941                      of Directors              Foundation for Parkinson's Research
                          and Chair                 since 2000; Formerly Director of BTG
                          of the Audit              International Plc (a global technology
                          Committee                 commercialization company) from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West           Director and  Since 2007  Dean Emeritus, New York University's      37 Funds        Bowne & Co., Inc.
40 East 52nd Street       Member of                 Leonard N. Stern School of Business       101 Portfolios  (financial printers);
New York, NY 10022        the Audit                 Administration since 1995.                                Vornado Realty
1938                      Committee                                                                           Trust (real estate
                                                                                                              company);
                                                                                                              Alexander's Inc.
                                                                                                              (real estate company)
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                          **    Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                                ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001;
                                Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta
                                Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since
                                1998; and Richard R. West since 1978.


30        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

                                                                                              Number of
                                        Length of                                             BlackRock-
                          Position(s)   Time                                                  Advised
                          Held with     Served                                                Funds and
Name, Address             Fund/         as a        Principal Occupation(s)                   Portfolios      Public
and Year of Birth         Master LLC    Director**  During Past Five Years                    Overseen        Directorships
====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis          Director      Since 2007  Managing Director, BlackRock, Inc. since  185 Funds       None
40 East 52nd Street                                 2005; Formerly Chief Executive Officer,   292 Portfolios
New York, NY 10022                                  State Street Research & Management
1945                                                Company from 2000 to 2005; Formerly
                                                    Chairman of the Board of Trustees, State
                                                    Street Research Mutual Funds from 2000
                                                    to 2005; Formerly Chairman, SSR Realty
                                                    from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink          Director      Since 2007  Chairman and Chief Executive Officer of   37 Funds        None
40 East 52nd Street                                 BlackRock, Inc. since its formation in    101 Portfolios
New York, NY 10022                                  1998 and of BlackRock, Inc.'s
1952                                                predecessor entities since 1988 and
                                                    Chairman of the Executive and Management
                                                    Committees; Formerly Managing Director,
                                                    The First Boston Corporation, Member of
                                                    its Management Committee, Co-head of its
                                                    Taxable Fixed Income Division and Head
                                                    of its Mortgage and Real Estate Products
                                                    Group; Chairman of the Board of several
                                                    of BlackRock's alternative investment
                                                    vehicles; Director of several of
                                                    BlackRock's offshore funds; Member of
                                                    the Board of Trustees of New York
                                                    University, Chair of the Financial
                                                    Affairs Committee and a member of the
                                                    Executive Committee, the Ad Hoc
                                                    Committee on Board Governance, and the
                                                    Committee on Trustees; Co-Chairman of
                                                    the NYU Hospitals Center Board of
                                                    Trustees, Chairman of the
                                                    Development/Trustee Stewardship
                                                    Committee and Chairman of the Finance
                                                    Committee; Trustee, The Boys' Club of
                                                    New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay              Director      Since 2007  Consultant, BlackRock, Inc. since 2007;   184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,    291 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007;
                                                    Formerly Presi- dent of BlackRock Funds
                                                    and BlackRock Bond Allocation Target
                                                    Shares from 2005 to 2007 and Treasurer
                                                    of certain closed-end funds in the
                                                    BlackRock fund complex from 1989 to
                                                    2006.
                          ----------------------------------------------------------------------------------------------------------
                          *     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company
                                Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn
                                72.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        31

Officers and Directors (concluded)

                          Position(s)
                          Held with     Length
Name, Address             Fund/         of Time
and Year of Birth         Master LLC    Served      Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Fund          Since 2007  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street       President                 Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022        and Chief                 ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer
1960                      Executive                 thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                          Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley          Vice          Since 2007  Managing Director of BlackRock, Inc. since 2000 and First Vice President and
40 East 52nd Street       President                 Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000;
New York, NY 10022                                  First Vice President and Chief Operating Officer of Public Finance Group thereof
1962                                                from 1995 to 1997; First Vice President of Emerging Markets Fixed Income
                                                    Research of Merrill Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews           Chief         Since 2007  Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street       Financial                 and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022        Officer                   from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife               Treasurer     Since 2007  Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                 Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                                  MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan         Chief         Since 2007  Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer
40 East 52nd Street       Compliance                of the Funds since 2007; Managing Director and Senior Counsel thereof since
New York, NY 10022        Officer of                2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004
1959                      the Funds                 and Vice President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff            Secretary     Since 2007  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                 BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                  Asset Management, L.P. from 1993 to 2006.
1965
                          ----------------------------------------------------------------------------------------------------------
                          *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                          Further information about the Fund's/Master LLC's Officers and Directors is available in the Fund's
                          Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


32        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK VALUE OPPORTUNITIES FUND, INC.        MARCH 31, 2008        35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Value Opportunities Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10253-3/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            John F. O'Brien (not reappointed to the Audit Committee, effective November 1, 2007)
            David H. Walsh (not reappointed to the Audit Committee, effective November 1, 2007)
            Fred G. Weiss
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Master Value
Opportunities LLC     $38,300      $41,100           $0            $0             $0            $0              $0           $0
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Value
Opportunities
Fund, Inc.            $ 6,800      $ 6,600           $0            $0           $6,100        $6,100          $1,049         $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Master Value Opportunities LLC        $287,500          $3,014,500
            --------------------------------------------------------------------
            BlackRock Value Opportunities
            Fund, Inc.                            $288,549          $3,020,600
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: May 22, 2008